Net financial income (loss) - Disclosure of Net Financial Income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income, expense, gains or losses of financial instruments [abstract]
Income from cash and cash equivalents	€ 256	€ 0	€ 0
Foreign exchange gains	3,277	6,347	104
Other financial income	0	13	97
Total financial income	3,533	6,360	201
Interest cost	(5,599)	(383)	4,676
EIB debt initial valuation impact	(6,855)	0	0
Lease debt interests	(238)	(288)	(333)
Foreign exchange losses	(1,171)	(109)	(1,697)
Total financial expenses	(13,863)	(780)	2,646
Net financial income (loss)	€ (10,329)	€ 5,580	€ 2,847